Financial instruments	12 Months Ended
Jun. 30, 2025
Financial instruments [Abstract]
Financial instruments
Section 6.	Financial instruments

6.1.	Classification and measurement

The carrying values of financial assets and liabilities of the Group approximate their fair value.

The Group measures and recognizes in the statement of financial position on a recurring basis certain assets and liabilities at fair value in accordance with IFRS 13 Fair value measurement. The fair value must be estimated for recognition and measurement or for disclosure purposes in accordance with the following hierarchy:

Level 1:  Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2:  Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3:  Inputs for the asset or liabilities which are not based on observable market data (unobservable inputs).

The Group has no financial assets where the carrying amount exceeds net fair values at balance date. The Group’s receivables at balance date are detailed in Section 4.2 of this report.

6.2.	Financial risk management

Framework

The Group is involved in activities that expose it to a variety of financial risks including:
a)	Credit risk
b)	Liquidity risk
c)	Capital management risk
d)	Market risk related to commodity pricing, interest rates and currency fluctuations.

The Board of Directors has overall responsibility for the establishment and oversight of the financial risk management framework of the Group. Management is responsible for monitoring the financial risks.

The objective of the financial risk management strategy is to minimize the impact of volatility in financial markets on financial performance, cash flows and shareholder returns. This requires the identification and analysis of relevant financial risks and possible impact on the achievement of the Group’s objectives.

The Group does not undertake any hedging activities.

a)	Credit risk

Credit risk is the risk of sustaining a financial loss as a result of the default by a counterparty to make full and timely payments on transactions which have been executed, after allowing for setoffs which are legally enforceable.

Credit risk arises from investments in cash and cash equivalents with banks and credit exposure to customers and/or suppliers. Receivables and cash and cash equivalents represent the Group’s maximum exposure to credit risk.

There are no trade receivables past due or impaired at the end of the reporting period (2024: Nil).

b)	Liquidity risk

Liquidity risk is the risk that the Group will not have sufficient liquidity to meet its financial obligations as they fall due.

The Group manages liquidity risk by continually monitoring forecast and actual cash flows and matching maturity profiles of financial assets and liabilities. Short and long-term cash flow projections are prepared periodically and submitted to the Board.

		Less than 1 year	1-2 years	2-5 years	More than 5 years	Total
Contractual cash flows	Note	$’000	$’000	$’000	$’000	$’000
Consolidated – 2025
Payables	4.8	2,408	-	-	-	2,408
Lease Liabilities	4.8	118	168	108	-	394
Borrowings	4.9	-	-	-	-	-
Total		2,526	168	108	-	2,802

Consolidated – 2024
Payables	4.8	4,614	-	-	-	4,614
Lease Liabilities	4.8	41	29	13	-	83
Borrowings	4.9	1,200	-	-	-	1,200
Total		5,855	29	13	-	5,897

c)	Capital management risk

The overriding objective of the Group’s capital management strategy is to increase shareholder returns whilst maintaining the flexibility to pursue the strategic initiatives within a prudent capital structure.

The primary objective of the capital management policy is to ensure the Group maintains a strong credit rating and appropriate capital ratios to support the development of the Company’s assets.

The Company manages its capital structure and adjusts it in light of economic conditions.

d)	Market risk

The method and assumptions remain consistent with prior periods.

Foreign exchange risk
Foreign exchange risk arises from the commercial transactions and valuations of assets and liabilities that are denominated in a currency that is not the entity’s functional currency.

The Group has monetary items, including financial assets, denominated in currencies other than the functional currency of the entity. These are primarily US$ cash and intercompany loan balances in the holding company, which has an A$ functional currency.

These items are restated to A$ equivalent at each period end, and the associated gain or loss is taken to the income statement. The US$ equivalent of these FX balances is reported in the group income statement as the functional currency financial statements are translated to US$ reporting currency for group reporting purposes.

The Group operates in a predominantly USD environment. The majority of the Group’s financial position is managed and reported in US$. There is a foreign exchange exposure where the Group holds financial assets and liabilities in A$. These positions are summarized in the table below.

	Average rate for the year ended June 30 2025	Spot rate at the end of the reporting period 2025
Exchange rates applied during the year:
AUD / USD	0.6465	0.6561

	2025	2024
Financial instruments denominated in United States dollars	US$’000	US$’000
Financial assets
Cash	16,398	11,513
Trade and other receivables	19	105
Financial liabilities
Trade and other payables	(321)	(120)
Provisions	-	-
Lease liabilities	(296)	(251)

An increase in the AUD:USD foreign exchange rate of 10% would result in a:
•	$1,639,839 increase in A$ cash balance (June 30, 2024: $1,151,000) with nil impact on current year loss because the impact is taken to foreign currency translation reserve.
•	$1,858 increase in A$ receivables (June 30, 2024: $10,000) with nil impact on current year loss because the impact is taken to foreign currency translation reserve.
•	$32,146 increase in payables (June 30, 2024: $12,000) with nil impact on current year loss because the impact is taken to foreign currency translation reserve.
•	No change to lease liabilities (June 30, 2024: nil) with nil impact on current year loss because the impact is taken to foreign currency translation reserve.
•	$29,650 increase in provisions (June 30, 2024: $25,000) with nil impact on current year loss because the impact is taken to foreign currency translation reserve.

A decrease in the AUD:USD foreign exchange rate of 10% would result in:
•	$1,639,839 decrease in A$ cash balance (June 30, 2024: $1,151,000) with nil impact on current year loss because the impact is taken to foreign currency translation reserve.
•	$1,858 decrease in A$ receivables (June 30, 2024: $10,000) with nil impact on current year loss because the impact is taken to foreign currency translation reserve.
•	$32,146 decrease in payables (June 30, 2024: $12,000) with nil impact on current year loss because the impact is taken to foreign currency translation reserve.
•	No change to lease liabilities (June 30, 2024: nil) with nil impact on current year loss because the impact is taken to foreign currency translation reserve.
•	$29,650 decrease in provisions (June 30, 2024: $25,000) with nil impact on current year loss because the impact is taken to foreign currency translation reserve.

Interest rate risk
The Company’s exposure to interest rate risk, which is the risk that a financial instrument’s value will fluctuate as a result of reasonable possible changes in the market interest rates arise in relation to the Company’s bank balances.

The Company does not engage in any hedging or derivative transactions to manage interest rate risk.

An increase of interest rates of 1% will result in a $255,326 (June 30, 2024: $308,000) decrease in the current year loss and an increase in interest income related to cash deposits. A decrease of interest rates of 1% will result in a $255,326 (June 30, 2024: $308,000) increase in current year loss and decrease in interest income related to cash deposits.

Commodity price risk
The Company is exposed to future commodity price risk. This risk arises from its activities directed at exploration and development of mineral commodities. If commodity prices fall, the share price for companies exploring for these commodities is affected. The Company does not hedge its exposures.